SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Income from operations in Hong Kong and others	$ (2,110,295)	$ (1,422,582)
Income from operations before income taxes	20,494,107	(1,422,582)
Tax credit at PRC corporate income tax rate of 25%	5,123,527	(355,646)
Non-taxable income non-deductible expenses	(5,275,921)	205,176
Changes in valuation allowance	152,394	150,470
Total
Mainland China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income from operations in Hong Kong and others	(1,055,633)	(611,878)
HongKong and Others [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income from operations in Hong Kong and others	$ 21,549,740	$ (810,704)